CAPITALIZED COMPUTER SOFTWARE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Capitalized computer software costs
Balance at beginning of year	¥ 2,328,190	¥ 2,257,898
Costs capitalized during year	374,715	486,185
Foreign currency translation adjustments	(337)	545
Disposal and other	(40,496)	(416,438)
Balance at end of year	2,662,072	2,328,190	¥ 2,257,898
Accumulated amortization, end of year	(1,859,137)	(1,364,949)
Capitalized computer software costs-net	802,935	963,241
Additional disclosures
Capitalized software costs for projects in progress	138,021	67,265
Amortization expenses	503,985	¥ 455,876	¥ 374,510
Capitalized computer software costs.
Estimated amortization of capitalized computer software costs
2019	269,672
2020	197,999
2021	123,119
2022	60,277
2023	¥ 13,848